SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	6 Months Ended
Feb. 29, 2020
Supplementary Cash Flow Information [Abstract]
Disclosure of detailed information about non-cash working capital [Table Text Block]
Period ended	February 29, 2020	February 28, 2019

Amounts receivable, prepaid expenses and other assets	$179	$(625)
Accounts payable and other liabilities	(750)	724
	$(571)	$99